THE ADVISORS' INNER CIRCLE FUND

                             WHG LARGECAP VALUE FUND
                                WHG SMIDCAP FUND
                           WHG INCOME OPPORTUNITY FUND
                                WHG BALANCED FUND
                             WHG SMALLCAP VALUE FUND
                              WHG ALLCAP VALUE FUND

                        SUPPLEMENT DATED OCTOBER 19, 2007
                                     TO THE
                        PROSPECTUSES DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

The following replaces the paragraph under the heading "Information About Portfolio Holdings" on page 28 of the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG Income Opportunity Fund, and WHG Balanced Fund prospectus:

     A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI. Within 60 days of the end of each fiscal quarter (currently, each October 31, January 31, April 30 and July 31), each Fund will post its complete portfolio holdings on the internet at http://www.whgfunds.com. The information is provided with a lag of at least 60 days and is publicly available.


The following replaces the paragraph under the heading "Information About Portfolio Holdings" on page 8 of the WHG SmallCap Value Fund prospectus and on page 6 of the WHG AllCap Value Fund prospectus:

     A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI. Within 60 days of the end of each fiscal quarter (currently, each October 31, January 31, April 30 and July 31), the Fund will post its complete portfolio holdings on the internet at http://www.whgfunds.com. The information is provided with a lag of at least 60 days and is publicly available.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 WHG-SK-007-0100

                         THE ADVISORS' INNER CIRCLE FUND

                             WHG LARGECAP VALUE FUND
                                WHG SMIDCAP FUND
                           WHG INCOME OPPORTUNITY FUND
                                WHG BALANCED FUND
                             WHG SMALLCAP VALUE FUND
                              WHG ALLCAP VALUE FUND

                        SUPPLEMENT DATED OCTOBER 19, 2007
                                     TO THE
         STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following replaces the second and third paragraphs under the heading "Portfolio Holdings" on pages S-33 and S-34 of the SAI:

         Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each October 31, January 31, April 30 and July 31). The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds provide information about their complete portfolio holdings, updated on a quarterly basis, on the internet at http://www.whgfunds.com. This information is provided with a lag of at least 60 days and is publicly available to all categories of persons.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 WHG-SK-008-0100